Cost of Sales (Details) - Schedule of cost sales	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)		Dec. 31, 2020 AUD ($)
Schedule Of Cost Sales Abstract
Salaries and benefits	$ 222,693	$ 151,286	$ 176,787		$ 240,010
Cost of materials	577,902	392,597	991,959		414,778
Occupancy and office expenses	22,431	15,238	14,193		17,282
Other	21,507	14,611	43,832		36,382
Depreciation	38,950	26,461	16,812		26,230
Total	$ 883,483	$ 600,193	$ 1,243,583	[1]	$ 734,682	[1]

[1]	Reclassified